Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	€ 213,634	€ 57,833	€ 472,632	€ 189,725
Cost of sales	(22,354)	(11,201)	(71,317)	(30,235)
Gross profit	191,280	46,632	401,315	159,490
Research and development expenses	(66,879)	(73,544)	(225,470)	(227,708)
Selling, general, and administrative expenses	(113,404)	(69,831)	(322,012)	(210,928)
Operating profit/(loss)	10,997	(96,743)	(146,167)	(279,146)
Share of profit/(loss) of associates	(7,501)	(4,367)	14,980	(15,485)
Finance income	6,036	28,279	89,948	29,262
Finance expenses	(66,904)	(25,347)	(144,707)	(70,488)
Profit/(loss) before tax	(57,372)	(98,178)	(185,946)	(335,857)
Income taxes (expenses)	(3,617)	(1,020)	(8,526)	(3,758)
Net profit/(loss) for the period	(60,989)	(99,198)	(194,472)	(339,615)
Attributable to owners of the Company	€ (60,989)	€ (99,198)	€ (194,472)	€ (339,615)
Basic earnings/(loss) per share	€ (1)	€ (1.72)	€ (3.22)	€ (5.93)
Diluted earnings/(loss) per share	€ (1)	€ (1.72)	€ (3.22)	€ (5.93)
Statement of comprehensive income [abstract]
Net profit/(loss) for the period	€ (60,989)	€ (99,198)	€ (194,472)	€ (339,615)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations	(1,574)	154	(3,048)	232
Other comprehensive income/(loss) for the period, net of tax	(1,574)	154	(3,048)	232
Total comprehensive income/(loss)	(62,563)	(99,044)	(197,520)	(339,383)
Attributable to owners of the Company	€ (62,563)	€ (99,044)	€ (197,520)	€ (339,383)